Expense Example - Nomura High Yield Total Return ETF - Nomura High Yield Total Return ETF	Aug. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144